UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2741

Fidelity Court Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Income Fund

February 28, 2018

CTF-QTLY-0418
1.814091.113

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Connecticut - 97.1%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,781,990
5% 2/15/24 (Pre-Refunded to 2/15/24 @ 100)	1,250,000	1,343,475
5% 2/15/32	5,040,000	5,399,402
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,109,690
5% 8/15/32 (FSA Insured)	3,090,000	3,462,561
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/25	3,500,000	3,836,595
Series 2012 B, 5% 4/15/25	7,460,000	8,066,946
Series 2012 D:
5% 9/15/31	3,250,000	3,488,030
5% 9/15/32	4,860,000	5,209,628
Series 2012 G, 5% 10/15/30	4,275,000	4,599,045
Series 2013 A:
5% 3/1/27	11,480,000	12,449,371
5% 10/15/27	1,000,000	1,090,800
Series 2014 G, 5% 11/15/28	7,000,000	7,692,370
Series 2015 B:
5% 6/15/27	4,825,000	5,368,681
5% 6/15/30	1,290,000	1,418,652
5% 6/15/32	5,500,000	6,015,130
Series 2015 F, 5% 11/15/31	4,000,000	4,401,840
Series 2016 A, 5% 3/15/31	6,950,000	7,669,534
Connecticut Health & Edl. Facilities Auth. Rev.:
( Sacred Heart Univ., CT Proj.) Series 2017 I-1, 5% 7/1/42	2,000,000	2,215,120
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,086,523
5% 7/1/32	1,000,000	1,137,250
Series 2017, 5% 7/1/30	2,400,000	2,760,624
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/30	450,000	517,617
5% 7/1/31	1,000,000	1,143,300
5% 7/1/32	400,000	454,900
5% 7/1/33	350,000	396,533
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	18,265,000	19,228,293
(Trinity Health Proj.) Series 2010, 4.75% 11/15/29 (Pre-Refunded to 11/15/20 @ 100)	50,000	54,080
Bonds ( Yale Univ. Proj.) Series 2017 C-1, 5%, tender 2/1/28 (a)	4,000,000	4,838,040
Series 2008, 5% 7/1/34	200,000	201,738
Series 2011 M, 5.375% 7/1/41	5,485,000	5,873,119
Series 2013 N:
5% 7/1/24	400,000	452,736
5% 7/1/25	300,000	336,591
Series 2014 E:
5% 7/1/28	3,260,000	3,701,632
5% 7/1/29	3,840,000	4,353,024
Series 2016 A, 2%, tender 7/1/26 (a)	9,000,000	8,558,640
Series 2016 CT, 5% 12/1/45	6,990,000	7,793,431
Series 2016 K, 4% 7/1/46	7,000,000	6,636,700
Series 2016:
5% 7/1/27	45,000	45,492
5% 12/1/41	4,000,000	4,471,960
Series 2116 Q1, 5% 7/1/46	6,000,000	6,622,380
Series A, 5% 7/1/41	3,000,000	3,166,980
Series C, 5% 7/1/22	425,000	472,400
Series E:
5% 7/1/27	1,000,000	1,128,320
5% 7/1/28	2,250,000	2,529,630
5% 7/1/42	5,000,000	5,408,450
Series F, 5% 7/1/45	4,890,000	5,210,588
Series H1, 5% 7/1/41	1,250,000	1,349,638
Series J, 5% 11/1/25	1,465,000	1,599,399
Series L:
5% 7/1/26	1,000,000	1,141,290
5% 7/1/27	2,000,000	2,271,240
5.75% 7/1/33	45,000	45,604
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.):
Series 2017 A:
4% 11/15/18 (b)	250,000	253,430
5% 11/15/20 (b)	950,000	1,012,947
5% 11/15/23(b)	1,100,000	1,207,822
Series 2017 B:
4% 11/15/18 (b)	950,000	961,305
5% 11/15/22 (b)	975,000	1,062,126
5% 11/15/24 (b)	1,065,000	1,169,668
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	2,490,000	2,579,789
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A:
5% 1/1/26	1,180,000	1,315,688
5% 1/1/28	1,000,000	1,112,100
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/25	5,000,000	5,466,800
Series 2012 A:
5% 1/1/24	2,855,000	3,164,054
5% 1/1/25	4,000,000	4,412,000
5% 1/1/26	10,000,000	10,972,900
5% 1/1/28	1,000,000	1,089,740
5% 1/1/31	5,000,000	5,404,300
Series 2015 A, 5% 8/1/34	6,000,000	6,611,880
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	5,000,000	5,782,800
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,030
Series 2014 B:
5% 8/15/25	450,000	518,391
5% 8/15/26	700,000	802,333
5% 8/15/27	750,000	854,378
5% 8/15/28	1,000,000	1,135,990
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,082,689
Series 2014 A:
5% 11/1/28	1,000,000	1,134,810
5% 11/1/29	1,850,000	2,092,184
5% 11/1/30	2,480,000	2,795,034
5% 11/1/31	2,905,000	3,264,639
5% 11/1/42	11,115,000	12,292,634
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/21 (FSA Insured)	2,000,000	2,132,620
5% 4/1/22 (FSA Insured)	1,000,000	1,077,850
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,011,530
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,021,675
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,115,360
5% 7/1/29 (FSA Insured)	1,000,000	1,107,790
Hbr. Point Infra Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	2,143,100
Meriden Gen. Oblig. Series 2016 A, 4% 5/1/29	3,485,000	3,705,914
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/22 (b)	1,000,000	1,101,400
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	660,000	707,157
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/26 (Build America Mutual Assurance Insured)	1,530,000	1,742,548
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,812,735
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	1,970,665
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,063,484
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,161,155
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	1,859,387
5% 3/1/33 (FSA Insured)	1,900,000	2,152,833
New Haven Gen. Oblig.:
Series 2012 A, 4% 11/1/22 (FSA Insured)	2,185,000	2,316,515
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	1,250,000	1,402,525
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	852,432
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	41,571
5% 8/15/28 (FSA Insured)	1,500,000	1,670,355
5% 8/15/30 (FSA Insured)	1,000,000	1,103,530
5% 8/15/34 (FSA Insured)	1,000,000	1,089,820
5% 8/15/35 (FSA Insured)	1,000,000	1,086,800
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,413,480
5% 9/1/29 (FSA Insured)	2,655,000	2,930,350
5% 9/1/31 (FSA Insured)	1,430,000	1,567,409
5.25% 3/1/19 (FSA Insured)	650,000	671,606
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighth Series A, 5% 8/1/33	1,110,000	1,236,562
Series 2013 A, 5% 8/1/43	2,000,000	2,210,320
Series 29, 5% 8/1/26 (FSA Insured)	1,250,000	1,427,013
Series 30 B:
5% 8/1/30	1,150,000	1,323,788
5% 8/1/31	2,630,000	3,017,346
Series 32 B:
5% 8/1/32	1,000,000	1,167,960
5% 8/1/33	1,150,000	1,338,462
5% 8/1/37	3,000,000	3,455,220
5% 8/1/38	1,000,000	1,150,130
Stratford Gen. Oblig. Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,123,690
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,239,730
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	851,184
5% 11/1/25	635,000	680,853
5% 11/1/26	635,000	681,076
Series 2017 B, 5% 11/1/32	400,000	421,604

TOTAL CONNECTICUT		352,527,997

Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	800,000	909,528
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,206,590

TOTAL GUAM		2,116,118

TOTAL MUNICIPAL BONDS
(Cost $357,438,179)		354,644,115
TOTAL INVESTMENT IN SECURITIES - 97.7%
(Cost $357,438,179)		354,644,115
NET OTHER ASSETS (LIABILITIES) - 2.3%		8,245,318
NET ASSETS - 100%		$362,889,433

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,143,100 or 0.6% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Income Fund

February 28, 2018

NJT-QTLY-0418
1.814102.113

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,293,400
Series 2014 B, 5% 1/1/23	700,000	785,918

TOTAL DELAWARE, NEW JERSEY		4,079,318

Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,136,910
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,660,740

TOTAL GUAM		2,797,650

New Jersey - 89.1%
Bayonne Gen. Oblig.:
Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,107,530
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,100,700
5.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	5,000,000	5,256,950
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,136,321
5% 2/15/26	1,000,000	1,105,400
5% 2/15/27	1,000,000	1,098,550
5% 2/15/28	1,000,000	1,093,440
5% 2/15/29	1,000,000	1,088,360
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,410,940
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,509,165
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	530,000	586,668
5% 9/1/23 (FSA Insured)	600,000	687,876
5% 9/1/24 (FSA Insured)	1,640,000	1,910,124
5% 9/1/25 (FSA Insured)	1,375,000	1,586,200
5% 9/1/39 (FSA Insured)	4,000,000	4,459,080
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,110,950
5% 3/1/21	1,000,000	1,087,770
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,036,160
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	7,239,540
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	2,876,825
5% 11/1/29 (FSA Insured)	750,000	859,358
5% 11/1/30 (FSA Insured)	605,000	690,245
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,151,890
5% 11/1/28	1,050,000	1,235,598
5% 11/1/29	1,035,000	1,212,233
5% 11/1/30	800,000	932,600
5% 11/1/31	500,000	581,055
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,584,311
5% 8/1/28	4,000,000	4,465,000
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	21,373
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,609,805
5% 9/1/26	600,000	663,432
5% 9/1/27	440,000	486,517
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	3,000,000	2,911,860
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,649,055
5.375% 1/1/43 (a)	2,000,000	2,208,340
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (FSA Insured)	1,500,000	1,708,140
5% 6/1/31 (FSA Insured)	1,500,000	1,701,720
5% 6/1/37 (FSA Insured)	4,000,000	4,456,920
New Jersey Gen. Oblig. Series 2013 NN, 5% 3/1/21	3,480,000	3,708,949
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,654,150
Series 2012 II, 5% 3/1/26	5,000,000	5,321,650
Series 2012, 5% 6/15/20	5,000,000	5,310,300
Series 2013 NN, 5% 3/1/27	20,700,000	22,004,920
Series 2013:
5% 3/1/23	4,920,000	5,347,302
5% 3/1/25	725,000	778,585
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,115,080
Series 2015 XX:
4.25% 6/15/26	3,000,000	3,087,000
5.25% 6/15/27	3,000,000	3,302,490
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	40,000	41,462
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/27 (a)	1,675,000	1,888,144
5% 10/1/47 (a)	1,000,000	1,073,140
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,266,300
New Jersey Edl. Facilities Auth. Rev.:
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,121,800
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,033,060
5% 7/1/18	250,000	253,028
5% 7/1/19	200,000	209,130
Series 2012 A:
5% 7/1/18	1,000,000	1,011,470
5% 7/1/19	1,040,000	1,084,803
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29	670,000	753,382
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/22	440,000	490,613
5% 7/1/23	485,000	547,211
5% 7/1/24	690,000	788,228
5% 7/1/25	600,000	689,910
5% 7/1/26	945,000	1,092,411
5% 7/1/27	1,055,000	1,226,501
5% 7/1/28	1,465,000	1,690,258
5% 7/1/29	665,000	763,759
Series 2007:
5.5% 7/1/18	4,125,000	4,178,790
5.5% 7/1/18 (Escrowed to Maturity)	265,000	268,681
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	195,000	197,217
Series 2015 B, 5% 7/1/31	3,000,000	3,354,390
Series 2016 A:
5% 7/1/27	2,875,000	3,235,008
5% 7/1/32	1,000,000	1,103,730
5% 7/1/33	3,000,000	3,299,820
5% 7/1/41	2,425,000	2,625,596
Series 2016 B, 5% 9/1/20	4,535,000	4,808,959
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,768,183
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,128,330
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,124,450
5% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	965,000	976,493
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,774,367
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	3,968,272
(Hackensack Univ. Med. Ctr. Proj.) Series 2010, 5% 1/1/34 (Pre-Refunded to 1/1/20 @ 100)	2,000,000	2,120,660
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	1,500,000	1,666,365
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31 (Pre-Refunded to 1/1/20 @ 100)	5,000,000	5,292,300
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	1,006,342
Series 2008:
5.25% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,330,000	1,360,510
5.25% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,635,000	4,739,936
Series 2009 A, 5.75% 10/1/31	4,000,000	4,201,400
Series 2010:
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	660,000	699,818
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	1,065,000	1,128,250
Series 2011:
5% 7/1/19	1,500,000	1,566,030
5% 7/1/23	2,500,000	2,801,775
5% 7/1/24	2,000,000	2,230,380
5% 7/1/25	2,265,000	2,513,538
Series 2012 A:
5% 7/1/18	795,000	804,254
5% 7/1/22	1,400,000	1,571,164
5% 7/1/23	1,000,000	1,116,290
5% 7/1/24	2,000,000	2,222,500
5% 7/1/25	1,000,000	1,105,800
Series 2012 II, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,126,930
Series 2012, 5% 7/1/21 (Escrowed to Maturity)	2,325,000	2,565,986
Series 2013 A:
5% 7/1/28	1,080,000	1,196,327
5% 7/1/32	1,600,000	1,752,768
5.25% 7/1/28	3,250,000	3,672,793
Series 2013:
5% 7/1/24	1,250,000	1,429,188
5% 7/1/26	1,335,000	1,490,741
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	3,290,000	3,813,571
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	710,000	819,113
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	2,465,000	2,888,216
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	535,000	623,912
Series 2014 A:
4% 7/1/45	1,300,000	1,303,588
5% 7/1/30	700,000	774,151
5% 7/1/31	455,000	501,956
5% 7/1/32	1,000,000	1,100,780
5% 7/1/44	3,525,000	3,804,638
5% 7/1/45	2,225,000	2,400,197
Series 2016 A:
5% 7/1/22	2,000,000	2,211,740
5% 7/1/26	1,565,000	1,776,854
5% 7/1/27	50,000	57,680
5% 7/1/27	1,685,000	1,894,698
5% 7/1/28	1,000,000	1,147,970
5% 7/1/28	2,000,000	2,238,060
5% 7/1/29	3,660,000	4,175,621
5% 7/1/29	1,550,000	1,727,351
5% 7/1/30	1,200,000	1,362,444
5% 7/1/30	2,000,000	2,221,180
5% 7/1/31	5,100,000	5,755,605
5% 7/1/31	10,000,000	11,285,500
5% 7/1/33	1,000,000	1,122,330
5% 7/1/39	7,990,000	8,734,428
Series 2016:
5% 7/1/27	1,500,000	1,735,995
5% 7/1/29	1,050,000	1,200,686
5% 7/1/30	605,000	689,065
5% 7/1/31	400,000	454,088
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011, 5% 12/1/18 (a)	5,000,000	5,116,950
Series 2013:
4% 12/1/20 (a)	2,500,000	2,611,100
5% 12/1/21 (a)	2,100,000	2,285,031
5% 12/1/22 (a)	2,250,000	2,477,970
Series 2017 1A:
5% 12/1/25 (a)	3,000,000	3,348,150
5% 12/1/27 (a)	2,500,000	2,798,325
New Jersey Inst of Technology:
Series 2012 A:
5% 7/1/32	870,000	954,216
5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	380,000	429,077
5% 7/1/42	3,470,000	3,785,076
Series A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	1,530,000	1,727,600
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 5.25% 1/1/40 (Pre-Refunded to 1/1/19 @ 100)	5,600,000	5,779,200
Series 2012 B, 5% 1/1/24	2,650,000	2,972,691
Series 2013 A, 5% 1/1/38 (Pre-Refunded to 7/1/22 @ 100)	8,000,000	9,033,200
Series 2014 A, 5% 1/1/32	5,000,000	5,643,150
Series 2017 B:
5% 1/1/32	5,000,000	5,799,500
5% 1/1/33	5,000,000	5,772,000
5% 1/1/34	2,500,000	2,872,325
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,825,000	3,095,607
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,326,816
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	6,934,600
0% 12/15/34	4,000,000	1,952,000
Series 2008 A:
0% 12/15/36	25,000,000	10,143,000
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,757,897
Series 2009 A:
0% 12/15/36	1,915,000	776,954
0% 12/15/38	13,900,000	5,071,415
Series 2010 A, 0% 12/15/30	14,750,000	8,287,435
Series 2010 A3, 0% 12/15/34	10,775,000	4,883,877
Series 2011 A, 5.25% 6/15/25	6,000,000	6,438,660
Series 2011 B:
5.25% 6/15/25	3,185,000	3,417,855
5.25% 6/15/26	2,000,000	2,139,080
Series 2016 A:
5% 6/15/20	2,365,000	2,497,653
5% 6/15/29	750,000	824,048
5% 6/15/30	5,000,000	5,463,700
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,491,221
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,087,630
Newark Gen. Oblig. Series 2013 A, 5% 7/15/18	3,130,000	3,159,391
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,706,480
Rutgers State Univ. Rev. Series 2010 I, 5% 5/1/29	1,110,000	1,181,850
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (a)	730,000	799,379
5% 1/1/31 (a)	1,950,000	2,113,703
5% 1/1/33 (a)	750,000	806,010
5% 1/1/35 (a)	2,000,000	2,134,300
5% 1/1/36 (a)	1,000,000	1,064,660

TOTAL NEW JERSEY		456,249,567

New York And New Jersey - 2.9%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,498,637
Series 2016, 5% 11/15/32 (a)	5,000,000	5,707,250
Series 2018, 5% 9/15/34 (a)	5,000,000	5,730,300

TOTAL NEW YORK AND NEW JERSEY		14,936,187

Pennsylvania, New Jersey - 3.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/21	600,000	660,966
5% 7/1/24	1,200,000	1,336,452
5% 7/1/25	1,100,000	1,224,124
5% 7/1/26	500,000	555,325
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,003,910
5% 7/1/24	275,000	317,100
5% 7/1/26	650,000	746,005
5% 7/1/29	300,000	342,387
5% 7/1/30	350,000	397,964
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,310,410
Series 2010 D, 5% 1/1/40	4,000,000	4,212,320
Series 2013, 5% 1/1/31	5,000,000	5,587,750

TOTAL PENNSYLVANIA, NEW JERSEY		19,694,713

TOTAL MUNICIPAL BONDS
(Cost $483,964,857)		497,757,435

Municipal Notes - 0.7%
New Jersey - 0.7%
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 1.29% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)
(Cost $3,750,000)	3,750,000	3,750,000
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $487,714,857)		501,507,435
NET OTHER ASSETS (LIABILITIES) - 2.1%		10,766,960
NET ASSETS - 100%		$512,274,395

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2018